Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Contingent Liabilities [Abstract]
CONTINGENT LIABILITIES

NOTE 24 – CONTINGENT LIABILITIES

CFBank participates in a multi-employer contributory trusteed pension plan.  On August 17, 2012, CFBank was notified by the trustees of the plan that, due to CFBank’s financial performance and the CFBank Order, it was required  make a contribution or provide a letter of credit  in the amount of the funding shortfall plus estimated cost of annuitization of benefits in the plan, which was determined to be $908.   CFBank obtained a letter of credit from the FHLB for this amount, which was subsequently replaced with a letter of credit from Comerica Bank.  The cost of obtaining the letter of credit was $9. The letter of credit was in place from August 28, 2012 to August 28, 2013. Subsequent to August 28, 2013 the letter of credit was no longer required.